400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 Edward.Baer@blackrock.com

August 16, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 31, 2013 to the prospectus for the iShares Emerging Markets High Yield Bond Fund. The purpose of this filing is to submit the 497 dated July 31, 2013 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer

Edward Baer

cc:  Benjamin Haskin, Esq.